Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	September 30, 2023	December 31, 2022
Accounts receivable	$-	$149,510
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$-	$149,510